Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 2 (Details) - EBP 20-3977125 001 [Member]		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: ABSmallCapGrowthMember
EBP, Investment, Issuer Name [Extensible Enumeration]		AllianceBernstein [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 571,320	$ 571,320
Investment, Identifier [Axis]: AmericanFundsNewPrspctvR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]		American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 16,710,972	$ 16,710,972
Investment, Identifier [Axis]: BFSTUnitiezedStockFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Business First Bancshares, Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 3,849,279	$ 3,849,279
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment, Identifier [Axis]: Fidelity500IndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 9,479,595	$ 9,479,595
Investment, Identifier [Axis]: FidelityMidCapIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 2,411,856	$ 2,411,856
Investment, Identifier [Axis]: FidelitySmallCapIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 1,370,171	$ 1,370,171
Investment, Identifier [Axis]: FidelityTotalInternationalIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 4,943,500	$ 4,943,500
Investment, Identifier [Axis]: FidelityUSBondIndexMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 3,010,145	$ 3,010,145
Investment, Identifier [Axis]: FixedGroupUnallocatedDeferredAnnuityContractMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Great-West Life & Annuity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 3,018,306	$ 3,018,306
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Investment, Identifier [Axis]: FranklinSmallCapValueR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]		Franklin Templeton Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 904,844	$ 904,844
Investment, Identifier [Axis]: JPMorganEquityIncomeR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]		JP Morgan Investment Mgmt, Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 2,849,560	$ 2,849,560
Investment, Identifier [Axis]: JPMorganMidCapGrowthR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]		JP Morgan Investment Mgmt, Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 1,034,269	$ 1,034,269
Investment, Identifier [Axis]: MFSMidCapValueR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 802,322	$ 802,322
Investment, Identifier [Axis]: MyRetirementModerateRetirement2035RMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Wilmington Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 5,612,002	$ 5,612,002
Investment, Identifier [Axis]: MyRetirementModerateRetirement2045RMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Wilmington Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 6,554,174	$ 6,554,174
Investment, Identifier [Axis]: MyRetirementModerateRetirement2055RMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Wilmington Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 4,571,612	$ 4,571,612
Investment, Identifier [Axis]: MyRetirementModerateRetirementRMember
EBP, Investment, Issuer Name [Extensible Enumeration]		Wilmington Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 7,017,105	$ 7,017,105
Investment, Identifier [Axis]: PIMCOIncomeInstMember
EBP, Investment, Issuer Name [Extensible Enumeration]		PIMCO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 3,280,993	$ 3,280,993
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
Plan Sponsor	$ 1,524,657	$ 1,524,657
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Investment, Identifier [Axis]: TRowePriceBlueShipGrowthIMember
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	EBP, Participant-Directed [Member]
Current value	$ 7,084,502	$ 7,084,502